LINES OF CREDIT AND FHLB ADVANCES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Maximum borrowing capacity	$ 13,000
Federal funds purchased		$ 2,355
Collateral pledged	$ 84,601
Federal Home Loan Bank of Atlanta [Member]
Line credit available of total assets (percent)	25.00%